Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	CYNGN INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-40932
Entity, Tax Identification Number	46-2007094
Entity, Address, Address Line One	1344 Terra Bella Avenue
Entity, Address, City or Town	Mountain View
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	924-5905
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CYN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001874097